Interest income	12 Months Ended
Dec. 31, 2021
Disclosure Of Interest income
Interest income	Interest income
Interest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognised gross, without deducting any tax withheld at source.
The detail of the main interest and similar income items earned in 2021, 2020 and 2019 is as follows:

EUR million
	2021	2020	2019
Loans and advances, central banks	476	431	1,314
Loans and advances, credit institutions	916	894	1,785
Debt instruments	5,724	5,022	6,378
Loans and advances, customers	38,649	38,788	46,180
Other interest	698	606	1,128
	46,463	45,741	56,785
Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortised cost or at fair value through Other comprehensive income.